Business Acquisition and Goodwill (Details)					12 Months Ended
	Nov. 08, 2024 USD ($)	Nov. 08, 2024 AUD ($)	Oct. 31, 2024 $ / shares	Oct. 31, 2024 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business Acquisition and Goodwill [Line Items]
Impairment loss on goodwill					$ 1,327,457		$ 2,299,628
Intangible assets					$ 1,096,816		$ 3,708,247
Total purchase consideration	$ 2,900,000
Total cash consideration	500,000	$ 750,000
Acquisition costs	$ 2,400,000	$ 3,700,000
Exchange rate per share | (per share)			$ 0.6571	$ 1
Revenue						417,623
Net income						$ 713,231
Redback Technologies Holdings Pty Ltd [Member]
Business Acquisition and Goodwill [Line Items]
Acquired equity interests	100.00%	100.00%